SUMMARY OF ACCOUNTS RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – a related party		¥ 231,534	¥ 204,502
Allowance for doubtful accounts – a related party		(91,883)	(84,128)
Accounts receivable – a related party	$ 19,970	139,651	120,374
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – a related party		794	663
Allowance for doubtful accounts – a related party		(306)	(274)
Accounts receivable – a related party	$ 70	¥ 488	¥ 389